Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and other payables

29. Trade and other payables

	2024 £m	2023 £m
Trade payables	3,462	3,717
Wages and salaries	1,465	1,683
Social security	125	126
ViiV Healthcare put option	915	848
Other payables	420	346
Deferred income	171	222
Customer return and rebate accruals	6,486	6,799
Other accruals	2,291	2,103
	15,335	15,844
Trade and other payable included £nil (2023: £nil) due to associates and joint ventures. The Group provides limited supplier financing arrangements to certain suppliers. The amounts involved at 31 December 2024 were not material.
Revenue recognised in the year that was included in deferred income at 1 January 2024 was £176 million (2023: £192 million).
Customer return and rebate accruals are provided for by the Group at the point of sale in respect of estimated rebates, discounts or allowances payable to customers.  At 31 December 2024, customer return and rebate accruals included £5,235 million (2023:
£5,781 million) in respect of US Commercial Operations. Accruals are made at the time of sale but the actual amounts paid are based on claims made some time after the initial recognition of the sale. As the amounts are estimated, they may not fully reflect the final outcome and are subject to change dependent upon, amongst other things, the types of buying group and product sales mix. The level of accrual is reviewed and adjusted quarterly in light of historical experience of actual amounts paid and any changes in arrangements. Future events could cause the assumptions on which the accruals are based to change, which could affect the future results of the Group.
Pfizer’s put option over its shareholding in ViiV Healthcare is currently exercisable. Pfizer may request an IPO of ViiV Healthcare at any time and if either GSK does not consent to such IPO or an offering is not completed within nine months, Pfizer could require
GSK to acquire its shareholding. The amount of the liability for this put option, which is held on the gross redemption basis, is derived from an internal valuation of the ViiV Healthcare business, utilising both discounted forecast future cash flow and multiples-
based methodologies.
The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions.

Increase/(decrease) in financial liability and loss/(gain) in income statement	2024 £m	2023 £m
10% increase in sales forecasts*	92	84
15% increase in sales forecasts*	139	126
10% decrease in sales forecasts*	(92)	(84)
15% decrease in sales forecast*	(138)	(126)
1% (100 basis points) increase in discount rate	(22)	(18)
1.50% (150 basis points) increase in discount rate	(32)	(26)
1% (100 basis points) decrease in discount rate	23	19
1.50% (150 basis points) decrease in discount rate	34	28
10 cent appreciation of US Dollar	62	54
15 cent appreciation of US Dollar	97	85
10 cent depreciation of US Dollar	(53)	(46)
15 cent depreciation of US Dollar	(76)	(67)
10 cent appreciation of Euro	20	22
15 cent appreciation of Euro	31	34
10 cent depreciation of Euro	(17)	(18)
15 cent depreciation of Euro	(24)	(26)
*The sales forecast is for ViiV Healthcare sales only in respect of the ViiV Healthcare put option.
Other accruals includes interest accrued on financial liabilities at amortised cost of £162 million  (2023: £162 million).